FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 5,280	$ 5,188	$ 3,314
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash deposits	3,691	3,713
Term deposits	1,582	1,469
Money market investments	7	6
Cash and equivalents	5,280	5,188
Financial assets at amortised cost, category [member] | Cash held in subsidiaries with restrictions
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 0	$ 0